Prepaid expenses and other current assets	3 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets:
Prepaid expenses and other current assets are comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Prepaid materials and supplies	$4,772	$3,675
Prepaid professional services	92	154
Other prepaid expenses and current assets	3,309	2,400
Total	$8,173	$6,229